Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total 1st PEO[1]	SCT Total 2nd PEO[2]	CAP 1st PEO[3]	CAP 2nd PEO[4]	Avg SCT Total NEOs[5]	Avg CAP Non-PEO NEOs[6]	TSR[7]	Peer Group TSR[8]	Net Income[9] (In Thousands)	ETR Tax Adjusted EPS[10]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	N/A	$10,373,208	N/A	$7,048,261	$3,509,009	$2,103,157	$98.28	$111.05	$2,356,536	$8.83
2022	$13,207,355	$6,861,760	$17,642,076	$8,580,147	$3,751,745	$4,877,536	$104.64	$122.25	$1,103,166	$6.58
2021	$17,045,744	N/A	$26,597,239	N/A	$4,221,128	$5,009,362	$101.07	$121.46	$1,118,492	$6.22
2020	$16,198,597	N/A	$10,573,045	N/A	$5,115,873	$2,828,875	$86.29	$102.72	$1,388,334	$6.90

Company Selected Measure Name			ETR Tax Adjusted EPS
Named Executive Officers, Footnote	The amounts reported in this first column (b) are the same amounts reported in column (j) of the 2022 Summary Compensation Table (SCT) for Mr. Denault, who served as our PEO for the entirety of 2020 and 2021 and during 2022 until his retirement as our Chief Executive Officer on November 1, 2022.The amount reported in this second column (b) for 2022 and 2023 are the same amounts reported in column (j) of the 2023 SCT for Mr. Marsh, who became our PEO on November 1, 2022. For 2021 and 2020, Mr. Marsh’s SCT Totals are included in column (d).	The amounts reported in this column (d) represent the average of amounts reported in column (j) of the SCT for the applicable year for our Non-PEO NEOs, inclusive of Mr. Marsh for 2020 and 2021. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2023	2022	2021	2020
Kimberly A. Fontan	Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
Marcus V. Brown	A. Christopher Bakken, III	Marcus V. Brown	A. Christopher Bakken, III
Peter S. Norgeot, Sr.	Marcus V. Brown	Paul D. Hinnenkamp	Marcus V. Brown
Roderick K. West	Roderick K. West	Roderick K. West	Roderick K. West

Peer Group Issuers, Footnote			This column (g) reports the average TSR of our peer companies in the Philadelphia Utility Index, the same index that the Company uses in its Annual Report. The same methodology was used in calculating the Company’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	The amounts reported in this first column (c) represent the total compensation actually paid to Mr. Denault, as calculated in accordance with SEC disclosure rules, for each of the prior three completed fiscal years. Compensation actually paid does not mean that Mr. Denault was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the first column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Denault	2023	2022	2021	2020
Summary Compensation Table Total	N/A	$13,207,355	$17,045,744	$16,198,597
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	N/A	$—	($4,178,300)	($4,416,700)
Increase for “Service Cost” for Pension Plans	N/A	$38,700	$13,600	$16,500
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	N/A	$—	$8,858,200	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	N/A	($9,164,589)	($8,986,053)	($8,067,003)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	N/A	$10,171,229	$12,040,411	$4,710,314
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	N/A	$1,965,462	$696,285	($7,838,641)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	N/A	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	$1,423,919	$1,107,352	$9,969,978
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	—	—	—
Calculated CAP	N/A	$17,642,076	$26,597,239	$10,573,045
The amount reported in this second column (c) represents the total compensation actually paid, as calculated in accordance with SEC disclosure rules, to Mr. Marsh for 2022, the year in which he was appointed as our PEO, and for 2023. The compensation actually paid for Mr. Marsh for 2021 and 2020 is included in column (e) for the average of the other NEOs. Compensation actually paid does not mean that Mr. Marsh was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the second column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Marsh	2023	2022
Summary Compensation Table Total	$10,373,208	$6,861,760
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(982,400)	$—
Increase for “Service Cost” for Pension Plans	$221,800	$174,000
Increase for “Prior Service Cost” for Pension Plans	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	$(6,379,927)	$(5,012,940)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$6,009,529	$4,233,694
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,309,580)	$1,906,258
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(884,369)	$417,375
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$7,048,261	$8,580,147

Non-PEO NEO Average Total Compensation Amount			$ 3,509,009	$ 3,751,745	$ 4,221,128	$ 5,115,873
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,103,157	4,877,536	5,009,362	2,828,875
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column (e) represent the average compensation actually paid, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for the prior four completed fiscal years, inclusive of Mr. Marsh for 2021 and 2020. Compensation actually paid does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in column (d), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine the Average CAP for Non-PEO NEOs	2023	2022	2021	2020
Summary Compensation Table Total	$3,509,009	$3,751,745	$4,221,128	$5,115,873
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(365,925)	$(266,225)	$(409,275)	$(1,472,875)
Increase for “Service Cost” for Pension Plans	$100,950	$130,125	$186,625	$130,750
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$466,725	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	$(1,591,972)	$(2,044,130)	$(2,198,699)	$(2,147,575)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$1,499,549	$2,144,852	$2,839,140	$1,253,979
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(590,466)	$393,775	$185,876	$(1,850,528)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(457,988)	$300,669	$184,567	$1,799,251
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Calculated CAP	$2,103,157	$4,877,536	$5,009,362	$2,828,875

Compensation Actually Paid vs. Total Shareholder Return
PEO and Average Other NEO CAP versus the Company’s Cumulative TSR and Philadelphia Utility Index Cumulative TSR
The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

Compensation Actually Paid vs. Net Income			PEO and Average Other NEO CAP versus the Company’s Net Income The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s GAAP net income.
Compensation Actually Paid vs. Company Selected Measure			PEO and Average Other NEO CAP versus ETR Tax Adjusted EPS (CSM) The chart below illustrates the relationship between the CAP amounts for the NEOs and the CSM, ETR Tax Adjusted EPS.
Total Shareholder Return Vs Peer Group
PEO and Average Other NEO CAP versus the Company’s Cumulative TSR and Philadelphia Utility Index Cumulative TSR
The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

Total Shareholder Return Amount			$ 98.28	104.64	101.07	86.29
Peer Group Total Shareholder Return Amount			111.05	122.25	121.46	102.72
Net Income (Loss)			$ 2,356,536,000	$ 1,103,166,000	$ 1,118,492,000	$ 1,388,334,000
Company Selected Measure Amount | $ / shares			8.83	6.58	6.22	6.90
PEO Name	Mr. Marsh	Mr. Denault	Mr. Marsh		Mr. Denault	Mr. Denault
Additional 402(v) Disclosure	The amounts reported in this column (f) represent the Company’s total shareholder return (TSR) for the prior four completed fiscal years. The calculation for each year is based on a fixed investment of $100 as of December 31, 2019 through the end of each applicable year in the table, assuming reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance.This column (h) reports the Company’s net income for the prior four completed fiscal years.
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023 and is inclusive of our CSM, ETR Tax Adjusted EPS, set forth in column (i) of the PVP Table. As described in the CD&A, we supplement our financial performance measures with non-financial measures relating to Safety, Customer NPS, DIB, and Environmental Stewardship to demonstrate Entergy’s strong commitment to more directly link executive compensation to successful execution on our strategies. Please see the CD&A for a further description of the financial metrics listed below as well as the non-financial metrics used in the Company’s 2023 annual incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name			ETR Tax Adjusted EPS
Non-GAAP Measure Description			The information reported in column (i) reports ETR Tax Adjusted EPS, our Company Selected Measure (CSM), for the prior four completed fiscal years. ETR Tax Adjusted EPS is based on the Company’s Adjusted EPS, a non-GAAP financial measure which is the earnings measure by which we provide external guidance, and excludes the effects of certain adjustments, which are unusual or non-recurring items or events or other items or events that management believes do not reflect the ongoing business of Entergy, such as significant tax items, and other items such as certain costs, expenses, or other specified items. ETR Adjusted EPS is then adjusted to add back 50% of the net effect (positive or negative) of significant tax strategy items and to eliminate the effect of the Pre-Determined Exclusions (as defined earlier in the CD&A). We have designated ETR Tax Adjusted EPS as our CSM as we believe it represents our most important financial measure (aside from TSR) used to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year. ETR Tax Adjusted EPS is a non-GAAP financial measure. See "What We Pay and Why - 2023 Compensation Decisions - Annual Incentive Program Financial Measure and Target" for information regarding this non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted FFO / Debt Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Marsh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,373,208	$ 6,861,760
PEO Actually Paid Compensation Amount			7,048,261	8,580,147
Mr. Denault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				13,207,355	$ 17,045,744	$ 16,198,597
PEO Actually Paid Compensation Amount				17,642,076	26,597,239	10,573,045
PEO | Mr. Marsh [Member] | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(982,400)	0
PEO | Mr. Marsh [Member] | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			221,800	174,000
PEO | Mr. Marsh [Member] | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,379,927)	(5,012,940)
PEO | Mr. Marsh [Member] | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,009,529	4,233,694
PEO | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,309,580)	1,906,258
PEO | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(884,369)	417,375
PEO | Mr. Marsh [Member] | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Marsh [Member] | Adjustment for Increase for "Prior Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Denault [Member] | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(4,178,300)	(4,416,700)
PEO | Mr. Denault [Member] | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				38,700	13,600	16,500
PEO | Mr. Denault [Member] | Adjustment for Increase for "Prior Service Cost" for Pension Plans (Due to Plan Amendment/Modification) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	8,858,200	0
PEO | Mr. Denault [Member] | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,164,589)	(8,986,053)	(8,067,003)
PEO | Mr. Denault [Member] | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,171,229	12,040,411	4,710,314
PEO | Mr. Denault [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,965,462	696,285	(7,838,641)
PEO | Mr. Denault [Member] | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Denault [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,423,919	1,107,352	9,969,978
PEO | Mr. Denault [Member] | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(365,925)	(266,225)	(409,275)	(1,472,875)
Non-PEO NEO | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,950	130,125	186,625	130,750
Non-PEO NEO | Adjustment for Increase for "Prior Service Cost" for Pension Plans (Due to Plan Amendment/Modification) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	466,725	0	0
Non-PEO NEO | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,591,972)	(2,044,130)	(2,198,699)	(2,147,575)
Non-PEO NEO | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,499,549	2,144,852	2,839,140	1,253,979
Non-PEO NEO | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(590,466)	393,775	185,876	(1,850,528)
Non-PEO NEO | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(457,988)	300,669	184,567	1,799,251
Non-PEO NEO | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0